Ordinary and Preferred Shares - Additional Information (Detail)	0 Months Ended	12 Months Ended						0 Months Ended		0 Months Ended					12 Months Ended	6 Months Ended		3 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended
	Feb. 07, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Nov. 05, 2013	Nov. 04, 2013	Feb. 07, 2012 EUR (€)	Feb. 07, 2012 Selling Unit Holders	Feb. 07, 2012 Selling Unit Holders Maximum	Feb. 07, 2012 IPO USD ($)	Feb. 07, 2012 Secondary Public Offering	Feb. 07, 2012 Secondary Public Offering Selling Unit Holders	Feb. 07, 2012 After Amendment EUR (€)	Feb. 07, 2012 Before adjusted EUR (€)	Dec. 31, 2012 Initial Public Offering USD ($)	Nov. 05, 2013 First Tranche USD ($)	May 10, 2014 Second Tranche USD ($)	Aug. 12, 2014 Third and Final Tranche USD ($)	Feb. 07, 2012 Ordinary Shares	Dec. 31, 2013 Ordinary Shares	Dec. 31, 2012 Ordinary Shares	Feb. 07, 2012 Class D Preferred Shares USD ($)	Apr. 30, 2013 Tune Up Ordinary Shares
Shareholders Equity [Line Items]
Exercise of share options (in shares)																				377,200	2,385,951		377,200
Preferred Stock, Liquidation Rights		Each holder of the preference shares outstanding (if issued), the amount due on the preference shares, increased by a percentage equal to the average one-month EURIBOR, weighted to reflect the number of days for which the payment is made, plus a premium to be determined by the Management Board, subject to the approval of the Supervisory Board, of at least one percentage point and at most four percentage points, depending on the prevailing market conditions, calculated over each year or part of a year of the period commencing on the first day following the period over which the last distribution on the preference shares was paid and ending on the day of the payment on the preference shares. The previous sentence does not apply if the preference shares outstanding were issued and paid at the expense of the Company’s reserves. The balance remaining thereafter will be distributed to the holders of ordinary shares. All distributions on ordinary shares will be made in proportion to the number of ordinary shares held by each shareholder.
Voting rights		Each of the ordinary shares is entitled to one vote. Decisions of General Meetings of Shareholders are taken by an absolute majority of valid votes cast, except where the laws of the Netherlands or the articles of association provide otherwise.
Preferred Stock, Participation Rights		The preference shares, if issued, would be entitled to receive annual preferential dividends of €1,000 in aggregate if the preference shares are fully paid up at the expense of the Company‘s reserves or, in other cases, of a percentage equal to the average one-month EURIBOR, weighted to reflect the number of days for which the payment is made, plus a premium to be determined by the Management Board, subject to the approval of the Supervisory Board, of at least one percentage point and at most four percentage points, depending on the prevailing market conditions. Distributions on the preference shares are calculated over the paid-up part of their nominal value.
Maximum number of shares authorized under shares repurchase program					4,000,000	2,500,000
Ordinary shares repurchased		1,896,786														1,500,000	1,132,059	1,367,941
Ordinary shares repurchased, value		$ 35,334,000														$ 33,110,000	$ 19,722,000	$ 25,912,000
Ordinary shares repurchased, weighted average price per share		$ 18.63														$ 22.07	$ 17.42	$ 18.94
Ordinary shares public offered										8,000,000	4,000,000	4,000,000									4,000,000
Ordinary shares offering price										$ 16.00
Net proceeds from public offering	52,698,000
Rights granted to underwriters to purchase ordinary shares									1,200,000
Right, exercise Period								30 days
Share issuance costs				8,302,000											11,302,000
Income tax benefit		19,579,000	39,006,000	11,141,000											1,703,000
Authorized capital													2,400,000	2,250,000
Authorized shares							240,000,000
Nominal value per share							€ 0.01
Authorized common stock shares		120,000,000	120,000,000				120,000,000
Authorized preferred stock shares							120,000,000
Conversion of class of shares into ordinary shares																			36,000,000		48,000,000	12,000,000
Dividends paid				$ 2,555,000																		$ 2,555,000